Land Use Right, Net	12 Months Ended
Aug. 31, 2018
Land Use Right Net [Abstract]
Land Use Right, Net
7.	LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Land in Ningxiang, Changsha City	38,920	38,920

Less: accumulated amortization	4,226	5,199

Land use right, net	34,694	33,721

The lease period of the land use right is from November 2013 to November 2053. Amortization expenses were RMB 973 for each of the three years ended August 31, 2018.